Accounts Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2025
Receivables [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net consisted of the following:

	As of December 31,	As of June 30,
	2024	2025
	US$	US$
Accounts receivable	11,891,930	9,336,405
Allowance for expected credit losses	(650,396)	(806,600)
Accounts Receivable, net	11,241,534	8,529,805

Schedule of Allowance for Doubtful Accounts

The movements of the allowance for doubtful accounts were as follows:

	As of December 31,	As of June 30,
	2023	2024
	US$	US$
Balance at the beginning of the year/period	(536,414)	(650,396)
Provision for expected credit losses	(180,174)	(149,590)
Reversal of expected credit losses	52,911	7,483
Foreign currency translation	13,281	(14,097)
Balance at the end of the year/period	(650,396)	(806,600)